Share Capital - Summary of Share Capital (Detail) - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Classes Of Share Capital [Abstract]
Outstanding, Beginning of Year	1,228,828	1,228,790
Common Shares Issued Under Stock Option Plan (Note 32)	42	38
Outstanding, End of Year	1,228,870	1,228,828
Outstanding, Beginning of Year	$ 11,040	$ 11,040
Common Shares Issued Under Stock Option Plan (Note 32)	0	0
Outstanding, End of Year	$ 11,040	$ 11,040